Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary cash flow information [Abstract]
Schedule of Property, Plant and Equipment
	Year ended December 31,
	2023	2024	2025

Purchase of property, plant and equipment	$100,097	$81,959	$129,868
Add: Beginning balance of payable to equipment suppliers	-	12,918	5,080
Less: Ending balance of payable to equipment suppliers	(12,918)	(5,080)	(1,996)
Exchange difference	-	(676)	250
Cash paid during the year	$87,179	$89,121	$133,202

Schedule of Intangible Asset
	Year ended December 31,
	2023	2024	2025

Purchase of intangible asset	$93,347	$275,609	$268,580
Add: Beginning balance of payable to suppliers	81,149	1,758	1,647
Less: Ending balance of payable to suppliers	(1,758)	(1,647)	-
Exchange difference	(1,197)	(111)	87
Cash paid during the year	$171,541	$275,609	$270,314